Income Taxes - Schedule of Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Canadian
Earnings before income tax expense	$ 526	$ 447
Current income tax	71	93
Deferred income tax	17	(41)
Total Canadian	88	52
Foreign
Earnings before income tax expense	1,544	1,356
Current income tax	17	14
Deferred income tax	255	223
Total Foreign	272	237
Income tax expense	$ 360	$ 289